FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 90.7%
	ASSET-BACKED SECURITIES — 21.1%
	AUTO — 3.7%
	Ally Auto Receivables Trust
$931,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$948,345
	BMW Vehicle Owner Trust
701,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	712,909
	CarMax Auto Owner Trust
2,027,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	2,051,231
904,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	910,179
2,146,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	2,185,805
	Ford Credit Auto Owner Trust
1,343,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	1,352,954
734,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	744,164
	GM Financial Consumer Automobile Receivables Trust
1,424,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	1,447,592
	GM Financial Revolving Receivables Trust
3,383,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	3,293,795
5,133,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	5,283,467
1,403,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	1,470,747
8,349,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	8,567,488
	Hyundai Auto Receivables Trust
1,112,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	1,130,931
	Mercedes-Benz Auto Receivables Trust
816,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	819,320
1,038,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	1,053,939
	Nissan Auto Receivables Owner Trust
1,485,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	1,500,643
	Porsche Financial Auto Securitization Trust
1,721,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	1,736,016
	SFS Auto Receivables Securitization Trust
919,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	936,897
	Toyota Auto Loan Extended Note Trust
5,017,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	5,005,677
4,553,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	4,658,489
8,239,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	8,530,727
	Toyota Auto Receivables Owner Trust
1,343,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	1,350,595
1,973,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	1,988,532
2,714,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	2,752,130
	Volkswagen Auto Loan Enhanced Trust
1,181,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	1,196,820
	World Omni Auto Receivables Trust
1,251,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	1,260,506
2,055,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	2,066,879

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$1,107,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	$1,122,075
		66,078,852
	COLLATERALIZED LOAN OBLIGATION — 2.3%
	Barings Middle Market Ltd.
1,460,000	Series 2021-IA, Class D, 13.237% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,462,203
	Cerberus Loan Funding LLC
901,000	Series 2023-1A, Class A, 6.718% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	901,800
5,057,000	Series 2023-2A, Class A1, 6.868% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	5,110,640
5,734,000	Series 2023-4A, Class A, 6.743% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	5,784,998
	Fortress Credit Opportunities Ltd.
5,645,000	Series 2017-9A, Class A1TR, 6.129% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	5,664,701
8,814,000	Series 2017-9A, Class ER, 12.639% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	8,859,375
	Golub Capital Partners Ltd.
4,361,000	Series 2023-67A, Class A1, 6.726% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	4,409,250
5,388,000	Series 2019-46A, Class A1R, 6.135% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	5,400,457
	Parliament Ltd.
2,646,000	Series 2021-2A, Class D, 8.165% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	2,637,951
		40,231,375
	EQUIPMENT — 8.1%
	Avis Budget Rental Car Funding AESOP LLC
1,059,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	1,083,302
3,527,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	3,622,525
4,981,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	5,188,078
3,599,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,777,386
1,728,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	1,783,574
7,423,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	7,638,910
	CNH Equipment Trust
581,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	580,137
644,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	652,973
1,805,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	1,868,619
	Coinstar Funding LLC
2,443,302	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,275,847

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
	Enterprise Fleet Financing LLC
$1,791,734	Series 2022-2, Class A3, 4.790%, 5/21/2029(a)	$1,792,261
760,000	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	759,779
2,522,000	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	2,554,172
1,601,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	1,618,519
3,800,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	3,868,241
3,748,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	3,890,909
1,693,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	1,716,830
	Ford Credit Floorplan Master Owner Trust
10,771,000	Series 2018-4, Class A, 4.060%, 11/15/2030	10,763,885
6,057,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	6,279,994
3,949,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	3,984,308
	GMF Floorplan Owner Revolving Trust
2,130,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	2,200,912
6,852,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	7,065,175
	GreatAmerica Leasing Receivables Funding LLC
1,675,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	1,700,509
	Hertz Vehicle Financing LLC
3,499,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	3,409,112
3,489,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	3,386,342
6,142,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	6,098,589
	John Deere Owner Trust
1,372,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	1,385,000
1,203,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	1,221,167
1,664,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	1,699,671
	Kubota Credit Owner Trust
1,359,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	1,385,201
876,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	886,122
	M&T Equipment Notes
1,028,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	1,045,446
2,469,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	2,516,335
	MMAF Equipment Finance LLC
2,626,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	2,696,417
736,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	704,170
5,085,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	5,243,263
4,370,000	Series 2025-A, Class A4, 5.020%, 6/13/2050(a)	4,519,021
	Verizon Master Trust
6,196,000	Series 2023-3, Class A, 4.730%, 4/21/2031(a)	6,310,523
8,097,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	8,399,776
10,281,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	10,516,974
4,579,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	4,618,337

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
	Volvo Financial Equipment LLC
$812,000	Series 2025-2A, Class A4, 4.060%, 6/15/2033(a)	$811,796
		143,520,107
	OTHER — 7.0%
	ABPCI Direct Lending Fund LLC
1,398,386	Series 2022-2A, Class A1, 6.414% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	1,397,036
5,843,075	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	5,760,296
	ABPCI Direct Lending Fund Ltd.
794,446	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	780,681
2,025,095	Series 2020-1A, Class B, 4.935%, 12/29/2030(a)	1,990,427
8,058,000	American Tower Trust 1 5.490%, 3/15/2028(a)	8,190,981
617,221	Brazos Securitization LLC 5.014%, 9/1/2031(a)	626,809
	Centerpoint Energy Restoration Bond Co. II LLC
10,409,000	4.255%, 12/15/2034	10,337,173
	Cleco Securitization II LLC
7,000,000	4.680%, 12/1/2036	7,021,266
	Cleco Securitization LLC
1,282,794	4.016%, 3/1/2031	1,271,890
	Cologix Data Centers US Issuer LLC
4,273,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	4,170,424
3,235,000	Series 2021-1A, Class C, 5.990%, 12/26/2051(a)	3,192,168
	Consumers 2023 Securitization Funding LLC
2,542,000	5.210%, 9/1/2031	2,611,905
	DataBank Issuer
1,400,000	Series 2021-1A, Class A2, 2.060%, 2/27/2051(a)	1,381,420
1,500,000	Series 2021-1A, Class C, 4.430%, 2/27/2051(a)	1,485,920
	Diamond Infrastructure Funding LLC
512,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	492,172
	Diamond Issuer LLC
1,718,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	1,603,894
	DTE Electric Securitization Funding II LLC
2,621,112	5.970%, 3/1/2033	2,758,720
	Duke Energy Carolinas Nc Storm Funding II LLC
4,638,000	4.226%, 7/1/2037	4,619,304
	Elm Trust
444,082	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	443,444
77,527	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	77,418
53,076	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	52,980
204,889	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	204,532

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	Golub Capital Partners Funding Ltd.
$686,985	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	$685,636
472,655	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	470,952
2,530,479	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	2,520,177
1,411,583	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,396,587
3,892,058	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	3,820,398
4,528,811	Series 2021-2A, Class B, 3.993%, 10/19/2029(a)	4,425,871
	Hotwire Funding LLC
1,250,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	1,228,178
1,385,000	Series 2023-1A, Class A2, 5.687%, 5/20/2053(a)	1,400,255
	Kansas Gas Service Securitization I LLC
4,896,122	5.486%, 8/1/2032	5,093,992
	Monroe Capital Funding Ltd.
1,207,845	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	1,198,370
414,586	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	410,645
	Monroe Capital Income Plus Funding LLC
2,893,963	Series 2022-1A, Class A, 4.050%, 4/30/2032(a)	2,847,015
	Oklahoma Development Finance Authority
1,818,331	4.135%, 12/1/2033	1,800,555
647,669	4.285%, 2/1/2034	643,814
1,562,158	3.877%, 5/1/2037	1,509,710
	PG&E Recovery Funding LLC
3,334,901	5.045%, 7/15/2032	3,414,105
4,800,040	4.838%, 6/1/2033	4,886,844
	PG&E Wildfire Recovery Funding LLC
3,018,788	4.022%, 6/1/2031	3,003,694
	SBA Tower Trust
1,380,000	1.631%, 11/15/2026(a)	1,336,009
1,767,000	2.328%, 1/15/2028(a)	1,679,155
1,049,000	6.599%, 1/15/2028(a)	1,074,248
	SpringCastle America Funding LLC
584,627	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	553,168
	Texas Electric Market Stabilization Funding N LLC
4,951,277	4.265%, 8/1/2036(a)	4,926,396
	Texas Natural Gas Securitization Finance Corp.
700,840	5.102%, 4/1/2035	722,074
	VCP RRL Ltd.
870,377	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	848,220
1,416,480	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	1,334,999
2,198,952	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	2,011,797
	Virginia Power Fuel Securitization LLC
8,504,000	4.877%, 5/1/2031	8,701,531

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	WEPCo Environmental Trust Finance LLC
$801,300	Series 2021-1, Class A, 1.578%, 12/15/2035	$718,820
		125,134,075
	TOTAL ASSET-BACKED SECURITIES
	(Cost $369,615,603)	374,964,409
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.7%
	AGENCY — 9.0%
	Federal Home Loan Mortgage Corp.
784,000	Series K068, Class A2, 3.244%, 8/25/2027	773,846
1,135,000	Series K072, Class A2, 3.444%, 12/25/2027	1,122,851
3,064,000	Series K073, Class A2, 3.350%, 1/25/2028	3,018,013
1,691,000	Series K076, Class A2, 3.900%, 4/25/2028	1,688,246
377,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	376,272
3,220,000	Series K079, Class A2, 3.926%, 6/25/2028	3,215,264
2,683,000	Series K080, Class A2, 3.926%, 7/25/2028(b)	2,678,448
7,407,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	7,400,360
5,016,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	5,014,244
2,785,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	2,798,438
7,311,000	Series K084, Class A2, 3.780%, 10/25/2028(b)	7,273,108
2,867,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	2,880,793
3,232,000	Series K089, Class A2, 3.563%, 1/25/2029	3,188,738
509,000	Series K088, Class A2, 3.690%, 1/25/2029	503,785
5,136,000	Series K090, Class A2, 3.422%, 2/25/2029	5,057,507
2,866,000	Series K091, Class A2, 3.505%, 3/25/2029	2,822,173
669,000	Series K092, Class A2, 3.298%, 4/25/2029	654,867
554,065	Series K093, Class A2, 2.982%, 5/25/2029	537,204
10,160,420	Series K095, Class A2, 2.785%, 6/25/2029	9,761,820
10,437,000	Series K094, Class A2, 2.903%, 6/25/2029	10,067,603
5,934,750	Series K097, Class A2, 2.508%, 7/25/2029	5,620,123
13,412,000	Series K096, Class A2, 2.519%, 7/25/2029	12,750,988
2,622,000	Series K099, Class A2, 2.595%, 9/25/2029	2,492,665
6,883,000	Series K101, Class A2, 2.524%, 10/25/2029	6,500,804
4,314,000	Series K102, Class A2, 2.537%, 10/25/2029	4,078,549
6,001,000	Series K103, Class A2, 2.651%, 11/25/2029	5,688,024
894,000	Series K107, Class A2, 1.639%, 1/25/2030	813,449
449,000	Series K105, Class A2, 1.872%, 1/25/2030	410,557
1,718,000	Series K106, Class A2, 2.069%, 1/25/2030	1,588,061
2,381,000	Series K104, Class A2, 2.253%, 1/25/2030	2,224,824
1,265,000	Series K108, Class A2, 1.517%, 3/25/2030	1,144,010
8,157,000	Series K751, Class A2, 4.412%, 3/25/2030	8,274,610
1,920,000	Series K109, Class A2, 1.558%, 4/25/2030	1,729,681
2,981,000	Series K151, Class A3, 3.511%, 4/25/2030	2,896,180

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$258,000	Series K111, Class A2, 1.350%, 5/25/2030	$229,950
1,407,000	Series K114, Class A2, 1.366%, 6/25/2030	1,244,505
564,000	Series K116, Class A2, 1.378%, 7/25/2030	498,678
2,774,000	Series K752, Class A2, 4.284%, 7/25/2030	2,785,704
9,296,000	Series K117, Class A2, 1.406%, 8/25/2030	8,208,779
2,108,000	Series K120, Class A2, 1.500%, 10/25/2030	1,863,584
11,142,000	Series K754, Class A2, 4.940%, 11/25/2030(b)	11,520,908
	Freddie Mac Multifamily Structured Pass-Through Certificates
2,550,000	Series K100, Class A2, 2.673%, 9/25/2029	2,433,956
695,000	Series K110, Class A2, 1.477%, 4/25/2030	624,686
1,000,000	Series K113, Class A2, 1.341%, 6/25/2030	886,434
1,978,000	Series K115, Class A2, 1.383%, 6/25/2030	1,752,047
		159,095,336
	AGENCY STRIPPED — 0.0%
	Government National Mortgage Association
1,250,053	Series 2015-19, Class IO, 0.293%, 1/16/2057(b)	16,239
719,248	Series 2015-7, Class IO, 0.487%, 1/16/2057(b)	13,949
1,955,899	Series 2020-43, Class IO, 1.262%, 11/16/2061(b)	139,696
2,595,861	Series 2020-71, Class IO, 1.094%, 1/16/2062(b)	165,008
4,992,205	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	273,771
3,303,963	Series 2020-42, Class IO, 0.939%, 3/16/2062(b)	201,056
		809,719
	NON-AGENCY — 4.7%
	Arbor Multifamily Mortgage Securities Trust
6,960,000	Series 2020-MF1, Class A5, 2.756%, 5/15/2053(a)	6,490,204
	Arbor Realty Commercial Real Estate Notes Ltd.
1,702,638	Series 2022-FL1, Class A, 5.822% (30-Day SOFR Average+145 basis points), 1/15/2037(a),(b)	1,702,637
	BBCMS Mortgage Trust 2025-5C34
1,000,000	Series 2025-5C34, Class A3, 5.659%, 5/15/2058	1,046,763
	BBCMS Trust
398,029	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	391,125
2,296,000	Series 2025-5C36, Class A3, 5.517%, 8/15/2058	2,393,094
	Benchmark Mortgage Trust
2,591,000	Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	2,722,375
	BMO Mortgage Trust
2,581,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	2,675,579
1,258,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	1,309,152
	BX Commercial Mortgage Trust
1,366,048	Series 2021-VOLT, Class E, 6.265% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	1,363,521

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
$2,246,712	Series 2021-VOLT, Class F, 6.665% (1-Month Term SOFR+251.448 basis points), 9/15/2036(a),(b)	$2,242,499
	BX Trust
5,125,000	Series 2019-OC11, Class A, 3.202%, 12/9/2041(a)	4,838,521
	BXMT Ltd.
1,757,008	Series 2021-FL4, Class A, 5.307% (1-Month Term SOFR+116.448 basis points), 5/15/2038(a),(b)	1,745,997
	CHI Commercial Mortgage Trust
7,209,000	Series 2025-SFT, Class A, 5.665%, 4/15/2042(a),(b)	7,389,723
	Greystone CRE Notes Ltd.
236,910	Series 2021-FL3, Class A, 5.285% (1-Month Term SOFR+113.448 basis points), 7/15/2039(a),(b)	236,780
	Hudson Yards Mortgage Trust
1,100,000	Series 2025-SPRL, Class A, 5.649%, 1/13/2040(a),(b)	1,136,430
	Manhattan West Mortgage Trust
4,991,000	Series 2020-1MW, Class A, 2.130%, 9/10/2039(a)	4,755,842
	MF1 Ltd.
921,405	Series 2021-FL7, Class A, 5.330% (1-Month Term SOFR+119.448 basis points), 10/16/2036(a),(b)	920,831
	Progress Residential Trust
1,847,991	Series 2024-SFR5, Class A, 3.000%, 8/9/2029(a)	1,751,516
1,410,235	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	1,332,352
3,796,782	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	3,587,000
2,110,172	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	2,004,921
9,788,918	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	9,322,988
7,326,294	Series 2025-SFR2, Class A, 3.305%, 4/17/2042(a)	6,965,668
2,751,000	Series 2025-SFR3, Class A, 3.390%, 7/17/2042(a)	2,612,906
	ROCK Trust
4,311,000	Series 2024-CNTR, Class A, 5.388%, 11/13/2041(a)	4,421,714
	SLG Office Trust
5,585,000	Series 2021-OVA, Class A, 2.585%, 7/15/2041(a)	4,957,423
	TRTX Issuer Ltd.
1,919,383	Series 2022-FL5, Class A, 5.793% (1-Month Term SOFR+165 basis points), 2/15/2039(a),(b)	1,919,285
	WHARF Commercial Mortgage Trust
1,900,000	Series 2025-DC, Class A, 5.528%, 7/15/2040(a),(b)	1,944,716
		84,181,562
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $237,443,958)	244,086,617
	CORPORATE BANK DEBT — 0.3%
	Capstone Acquisition Holdings, Inc. Term Loan
1,828,327	8.764% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e)	1,838,277

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BANK DEBT (Continued)
	JC Penney Corp., Inc.
$467,975	5.568% (3-Month USD Libor+425 basis points), 6/23/2027*,(b),(c),(d),(e),(f)	$47
	Lealand Finance Company B.V. Senior Exit LC
373,377	5.250%, 6/30/2027(b),(c),(d),(e),(g),(h),(i)	(37,338)
	McDermott Technology Americas, Inc.
13,531	8.278% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(h)	10,689
	WH Borrower LLC
2,783,025	8.884% (3-Month Term SOFR+475 basis points), 2/20/2032(b),(c),(e)	2,781,300
	TOTAL CORPORATE BANK DEBT
	(Cost $4,594,711)	4,592,975
	CORPORATE BONDS — 3.0%
	COMMUNICATIONS — 0.8%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,633,000	6.375%, 9/1/2029(a)	2,666,255
	Consolidated Communications, Inc.
1,119,000	6.500%, 10/1/2028(a)	1,135,259
	DISH Network Corp.
2,000,000	11.750%, 11/15/2027(a)	2,117,500
	EchoStar Corp.
1,666,667	3.875%, 11/30/2030	4,100,001
	Frontier Communications Holdings LLC
3,066,000	5.875%, 10/15/2027(a)	3,062,167
1,636,000	6.000%, 1/15/2030(a)	1,653,702
		14,734,884
	CONSUMER DISCRETIONARY — 0.1%
	Air Canada Pass-Through Trust
1,612,341	Series 2017-1, Class AA, 3.300%, 7/15/2031(a)	1,535,527
	VT Topco, Inc.
979,000	8.500%, 8/15/2030(a)	996,133
		2,531,660
	FINANCIALS — 2.0%
	Apollo Debt Solutions BDC Senior Notes
3,644,000	8.620%, 9/28/2028(d),(e)	3,644,000
	Blue Owl Credit Income Corp.
5,727,000	7.950%, 6/13/2028	6,128,101
	Five Point Operating Co. LP
400,000	8.000%, 10/1/2030(a)	405,920
	Hlend Senior Notes
5,000,000	8.170%, 3/15/2028(d),(e)	5,000,000
	HPS Corporate Lending Fund
2,981,000	6.750%, 1/30/2029	3,106,824
	Midcap Financial Issuer Trust
10,563,000	6.500%, 5/1/2028(a)	10,490,960

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Oaktree Strategic Credit Fund
$4,032,000	8.400%, 11/14/2028	$4,378,288
	OCREDIT BDC Senior Notes
1,557,000	7.770%, 3/7/2029(d),(e)	1,557,000
		34,711,093
	HEALTH CARE — 0.1%
	Heartland Dental LLC/Heartland Dental Finance Corp.
938,000	10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(e)	988,417
	TOTAL CORPORATE BONDS
	(Cost $48,714,848)	52,966,054
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 30.6%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.7%
	Federal National Mortgage Association
909,997	Series 3810, Class PE, 4.000%, 2/15/2041	883,534
43,582	Series 2012-144, Class PD, 3.500%, 4/25/2042	43,086
9,551,530	Series 2024-70, Class EC, 3.000%, 11/25/2047	8,900,230
	Freddie Mac REMICS
80,879	Series 4162, Class P, 3.000%, 2/15/2033	78,789
	GS Mortgage-Backed Securities Trust
2,696,317	Series 2024-95, Class AB, 2.500%, 6/20/2045(a)	2,466,631
		12,372,270
	AGENCY POOL ADJUSTABLE RATE — 1.1%
	Fannie Mae Pool
325,238	1.728% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	295,286
2,717,851	1.970% (30-Day SOFR Average+207.4 basis points), 8/1/2051(b)	2,486,816
220,854	1.604% (30-Day SOFR Average+209.4 basis points), 9/1/2051(b)	199,253
1,415,066	1.957% (30-Day SOFR Average+212 basis points), 1/1/2052(b)	1,287,135
2,518,297	1.888% (30-Day SOFR Average+233.4 basis points), 4/1/2052(b)	2,284,659
	Freddie Mac Non Gold Pool
951,653	1.662% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	859,718
1,236,257	2.556% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	1,144,153
866,557	2.545% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	803,236
8,741,311	2.158% (30-Day SOFR Average+217.8 basis points), 7/1/2052(b)	7,970,980
1,085,254	3.334% (30-Day SOFR Average+222.4 basis points), 11/1/2052(b)	1,038,504
1,261,747	2.164% (30-Day SOFR Average+217.9 basis points), 5/1/2053(b)	1,150,779
		19,520,519
	AGENCY POOL FIXED RATE — 21.6%
	Fannie Mae Pool
7,096,573	1.500%, 12/1/2035	6,381,060
1,859,768	1.500%, 12/1/2035	1,668,188
895,894	1.500%, 3/1/2036	804,166

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$2,386,809	1.000%, 4/1/2036	$2,076,447
571,920	1.500%, 4/1/2036	513,362
2,346,495	1.500%, 4/1/2036	2,106,243
1,705,405	1.500%, 5/1/2036	1,530,793
3,753,321	1.500%, 6/1/2036	3,369,027
817,814	1.500%, 6/1/2036	734,080
1,448,675	1.500%, 7/1/2036	1,300,349
10,306,185	1.500%, 8/1/2036	9,267,063
748,301	1.500%, 8/1/2036	670,983
3,866,949	1.000%, 9/1/2036	3,353,560
1,285,649	1.500%, 9/1/2036	1,152,809
3,079,245	1.500%, 10/1/2036	2,761,082
2,381,015	1.000%, 11/1/2036	2,055,967
13,686,082	1.000%, 12/1/2036	11,817,895
707,624	1.000%, 12/1/2036	611,030
18,365,951	1.000%, 3/1/2037	15,858,949
8,757,109	1.500%, 3/1/2037	7,860,490
6,617,756	1.500%, 8/1/2037	5,929,840
1,693,579	2.000%, 6/1/2040	1,485,725
632,316	2.000%, 9/1/2040	553,813
687,535	2.000%, 10/1/2040	601,883
434,387	1.500%, 11/1/2040	367,875
3,755,188	2.000%, 11/1/2040	3,285,470
2,065,576	1.500%, 12/1/2040	1,747,942
2,605,778	2.000%, 12/1/2040	2,278,306
781,176	1.500%, 1/1/2041	660,556
2,816,817	1.500%, 2/1/2041	2,380,035
7,391,314	1.500%, 3/1/2041	6,237,763
276,191	1.500%, 4/1/2041	232,939
6,476,309	1.500%, 5/1/2041	5,454,243
1,577,820	2.500%, 5/1/2041	1,415,354
7,190,210	1.500%, 7/1/2041	6,048,961
955,994	2.000%, 7/1/2041	831,992
8,990,151	2.000%, 9/1/2041	7,863,628
7,266,945	1.500%, 10/1/2041	6,094,739
15,434,985	1.500%, 11/1/2041	12,936,550
3,102,475	1.500%, 11/1/2041	2,600,204
2,628,002	1.500%, 12/1/2041	2,200,973
13,073,974	1.500%, 1/1/2042	10,939,857
1,537,232	1.500%, 1/1/2042	1,280,196
2,796,826	1.500%, 2/1/2042	2,359,956
875,714	1.500%, 3/1/2042	734,427
2,788,361	1.500%, 3/1/2042	2,355,973

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$4,964,528	1.500%, 3/1/2042	$4,170,222
7,379,776	1.500%, 3/1/2042	6,199,584
4,863,486	1.500%, 3/1/2042	4,072,855
9,074,574	1.500%, 3/1/2042	7,609,780
2,247,412	2.000%, 8/1/2042	1,951,607
7,540,763	2.000%, 8/1/2042	6,525,083
3,172,772	3.500%, 4/1/2044	2,993,465
5,019,027	4.000%, 6/1/2045	4,903,511
11,321,865	4.000%, 3/1/2046	11,064,852
1,072,069	4.000%, 7/1/2046	1,046,828
714,849	4.000%, 7/1/2046	692,058
1,224,285	4.000%, 10/1/2046	1,195,360
680,332	4.000%, 10/1/2046	664,688
1,028,848	4.000%, 3/1/2048	1,003,764
5,384,624	4.500%, 1/1/2050	5,392,992
4,808,961	4.500%, 1/1/2050	4,816,901
	Freddie Mac Pool
9,467,945	1.500%, 11/1/2035	8,534,050
914,754	1.500%, 11/1/2035	820,523
3,407,980	1.500%, 1/1/2036	3,061,047
434,881	1.500%, 4/1/2036	390,354
1,231,087	1.000%, 5/1/2036	1,069,956
718,174	1.500%, 5/1/2036	644,642
1,719,426	1.500%, 6/1/2036	1,539,617
850,143	1.000%, 7/1/2036	736,438
3,058,359	1.500%, 8/1/2036	2,742,353
1,234,097	1.000%, 10/1/2036	1,072,423
2,267,053	1.500%, 10/1/2036	2,032,810
8,775,694	1.500%, 10/1/2036	7,877,172
674,469	1.500%, 11/1/2036	606,465
2,704,745	2.000%, 6/1/2040	2,372,976
597,305	2.000%, 8/1/2040	523,389
365,520	4.000%, 10/1/2040	357,379
10,590,996	1.500%, 11/1/2040	8,976,884
330,904	4.000%, 11/1/2040	323,649
769,327	2.000%, 12/1/2040	672,584
508,599	1.500%, 2/1/2041	430,396
6,642,375	1.500%, 2/1/2041	5,611,910
4,423,396	1.500%, 3/1/2041	3,732,629
17,423,979	1.500%, 3/1/2041	14,721,717
3,880,523	1.500%, 4/1/2041	3,272,011
15,883,109	1.500%, 5/1/2041	13,384,378
12,489,281	1.500%, 6/1/2041	10,515,570

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$7,525,076	1.500%, 7/1/2041	$6,329,686
7,599,704	1.500%, 8/1/2041	6,387,032
1,027,247	2.000%, 8/1/2041	893,001
4,826,577	1.500%, 9/1/2041	4,053,697
3,305,503	1.500%, 10/1/2041	2,772,327
540,199	1.500%, 11/1/2041	455,158
2,676,792	1.500%, 11/1/2041	2,243,543
8,344,328	1.500%, 12/1/2041	6,989,535
4,602,449	1.500%, 12/1/2041	3,883,705
669,186	1.500%, 1/1/2042	562,522
6,187,900	1.500%, 1/1/2042	5,194,018
4,905,667	1.500%, 4/1/2042	4,148,286
4,052,040	2.000%, 5/1/2042	3,518,559
2,737,713	2.000%, 8/1/2042	2,375,955
2,804,383	2.000%, 8/1/2042	2,439,754
6,809,427	4.500%, 12/1/2045	6,820,697
		384,167,090
	AGENCY STRIPPED — 0.0%
	Fannie Mae Interest Strip
26,604	Series 284, Class 1, 0.000%, 7/25/2027	25,662

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 7.2%
	GS Mortgage-Backed Securities Trust
1,418,727	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	1,273,659
5,496,809	Series 2021-PJ5, Class A8, 2.500%, 10/25/2051(a),(b)	4,930,333
6,073,947	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	5,437,333
3,884,882	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	3,470,405
1,708,486	Series 2021-PJ10, Class A8, 2.500%, 3/25/2052(a),(b)	1,523,574
927,340	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	823,724
6,145,002	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	5,600,097
1,717,665	Series 2022-PJ3, Class A22, 2.500%, 8/25/2052(a),(b)	1,528,854
858,472	Series 2022-PJ3, Class A24, 3.000%, 8/25/2052(a),(b)	781,520
5,647,197	Series 2022-PJ4, Class A22, 2.500%, 9/25/2052(a),(b)	5,016,188
1,059,633	Series 2022-PJ4, Class A24, 3.000%, 9/25/2052(a),(b)	963,051
12,848,592	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	11,378,906
8,267,024	Series 2022-PJ6, Class A15, 2.500%, 1/25/2053(a),(b)	7,325,582
	J.P. Morgan Mortgage Trust
658,254	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	591,718
3,276,424	Series 2021-7, Class A4, 2.500%, 11/25/2051(a),(b)	2,942,093
2,284,753	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	1,997,745
6,143,595	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	5,492,389
2,012,403	Series 2021-8, Class A4, 2.500%, 12/25/2051(a),(b)	1,806,090

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$7,048,274	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	$6,316,852
9,690,907	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	8,703,729
759,079	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	677,312
12,205,523	Series 2022-1, Class A4, 2.500%, 7/25/2052(a),(b)	10,871,299
548,218	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	487,501
928,898	Series 2022-4, Class A4, 3.000%, 10/25/2052(a),(b)	845,288
118,424	Series 2022-8, Class A4A, 4.000%, 1/25/2053(a),(b)	113,040
160,794	Series 2024-7, Class A4, 3.000%, 4/25/2053(a),(b)	145,086
4,165,132	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	3,785,472
4,484,712	Series 2025-1, Class A4, 3.692%, 1/25/2063(a),(b)	4,212,113
	OBX 2021-J3 Trust
239,909	Series 2021-J3, Class A4, 2.500%, 10/25/2051(a),(b)	214,760
	OBX 2022-J1 Trust
6,673,500	Series 2022-J1, Class A3, 3.000%, 2/25/2052(a),(b)	6,055,386
	Pretium Mortgage Credit Partners LLC
939,834	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	901,870
	Sequoia Mortgage Trust
1,863,820	Series 2021-4, Class A4, 2.500%, 6/25/2051(a),(b)	1,669,734
1,015,505	Series 2021-5, Class A4, 2.500%, 7/25/2051(a),(b)	909,297
3,546,257	Series 2021-9, Class A4, 2.500%, 1/25/2052(a),(b)	3,156,877
724,829	Series 2022-1, Class A4, 2.500%, 2/25/2052(a),(b)	644,682
8,515,164	Series 2025-S1, Class A4, 2.500%, 9/25/2054(a),(b)	7,556,864
	Towd Point Mortgage Trust
126,997	Series 2018-2, Class A1, 3.250%, 3/25/2058(a),(b)	125,643
3,473,616	Series 2019-4, Class A1, 2.900%, 10/25/2059(a),(b)	3,351,894
567,043	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	519,058
1,496,866	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	1,450,018
	Wells Fargo Mortgage Backed Securities
994,060	Series 2021-2, Class A3, 2.500%, 6/25/2051(a),(b)	888,211
423,012	Series 2022-1, Class A3, 2.500%, 8/25/2051(a),(b)	376,245
2,196,726	Series 2022-2, Class A4, 2.500%, 12/25/2051(a),(b)	1,948,793
		128,810,285
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $531,073,300)	544,895,826
	U.S. TREASURY NOTES & BONDS — 22.0%
	U.S. Treasury Note
153,422,000	3.875%, 6/30/2030	154,370,025
80,491,000	3.875%, 7/31/2030	80,979,299
102,514,000	3.625%, 8/31/2030	102,017,422
42,097,000	3.625%, 9/30/2030	41,883,227

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES & BONDS (Continued)
$10,896,000	4.625%, 9/30/2030	$11,325,094
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $388,038,655)	390,575,067
	TOTAL BONDS & DEBENTURES
	(Cost $1,579,481,075)	1,612,080,948

Number of Shares
	COMMON STOCKS — 0.2%
	ENGINEERING & CONSTRUCTION — 0.0%
11,258	Uniti Group, Inc.*	68,899
	REAL ESTATE SERVICES — 0.1%
58,520	Copper Property CTL Pass Through Trust(e)	726,233
	TRANSPORTATION & LOGISTICS — 0.1%
75,292	PHI Group, Inc.(d),(e)	2,409,344
	TOTAL COMMON STOCKS
	(Cost $1,733,607)	3,204,476
	PREFERRED STOCKS — 0.0%
	INDUSTRIALS — 0.0%
71,367	Uniti Group, Inc. - Series A, 11.000%(d),(e)	71,367
	TOTAL PREFERRED STOCKS
	(Cost $148,804)	71,367
	WARRANTS (SPAC) — 0.0%
2,179	Uniti Group, Inc., Expiration Date: August 11, 2035*,(d),(e)	—
	TOTAL WARRANTS (SPAC)
	(Cost $0)	—
	SHORT-TERM INVESTMENTS — 8.6%
	MONEY MARKET INVESTMENTS — 0.4%
7,327,674	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.92%(j)	7,327,674

Principal Amount
TREASURY BILLS — 8.2%
U.S. Treasury Bill
$41,286,000	4.02%, 10/2/2025(k)	41,281,456

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	TREASURY BILLS (Continued)
$104,764,001	4.08%, 10/9/2025(k)	$104,670,411
		145,951,867
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $153,279,541)	153,279,541

	TOTAL INVESTMENTS — 99.5%
	(Cost $1,734,643,027)	1,768,636,332

	Other Assets in Excess of Liabilities — 0.5%	8,712,289
	TOTAL NET ASSETS — 100.0%	$1,777,348,621

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $501,445,366, which represents 28.21% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(d)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(e)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $18,989,336, which represents 1.07% of Total Net Assets.
(f)	Security is in default.
(g)	As of September 30, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(h)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(i)	All or a portion of the loan is unfunded.
(j)	The rate is the annualized seven-day yield at period end.
(k)	Treasury bill discount rate.

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solutions BDC Senior Notes	8/10/2023	$3,644,000	$3,644,000	0.21%
Capstone Acquisition Holdings, Inc. Term Loan 8.764% (1-Month Term SOFR+460 basis points),11/12/2029	11/12/2020	1,818,540	1,838,277	0.10%
Copper Property CTL Pass Through Trust	1/17/2019	939,850	726,233	0.04%
Heartland Dental LLC/Heartland Dental Finance Corp. 10.500%, (1-Month Term SOFR+500 basis points), 04/30/2028	5/5/2023	922,007	988,417	0.06%
Hlend Senior Notes 8.170%, 03/15/2028	2/16/2023	5,000,000	5,000,000	0.28%
JC Penney Corp., Inc., 5.568%, (3-Month USD Libor+425 basis points), 06/23/2027	2/3/2021	-	47	0.00%
Lealand Finance Company B.V. Senior Exit LC 5.250%, 06/30/2027	2/28/2020	(455)	(37,338)	0.00%
McDermott Technology Americas, Inc., 8.278%, (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	7,516	10,689	0.00%
OCREDIT BDC Senior Notes 7.770%, 03/07/2029	2/22/2024	1,557,000	1,557,000	0.09%
PHI Group, Inc.	8/19/2019	615,785	2,409,344	0.13%
Uniti Group, Inc.	11/16/2020	-	-	0.00%
Uniti Group, Inc. - Series A, 11.000%,	11/16/200	148,804	71,367	0.00%
WH Borrower LLC 8.884%, (3-Month Term SOFR+475 basis points), 02/20/2032	2/12/2025	2,769,110	2,781,300	0.16%
		$17,422,157	$18,989,336	1.07%